Capital stock	12 Months Ended
Mar. 26, 2022
Equity [Abstract]
Capital stock
10.	Capital stock:
Authorized capital stock of the Company consists of an unlimited number of no par value preferred shares and two classes of common stock outstanding: Class A and Class B. Class A voting shares receive one vote per share. The Class B multiple voting shares have substantially the same rights as the Class A voting shares except that each share of Class B multiple voting shares receives 10 votes per share. The issued and outstanding shares are as follows:

	Class A common stock		Class B common stock		Total common stock
	Number of Shares	Amount	Number of Shares	Amount	Number of Shares	Amount
Balance as of March 28, 2020	10,252,911	$35,613	7,717,970	$57,755	17,970,881	$93,368

Exercise of stock options	358,062	1,748	—	—	358,062	1,748

Balance as of March 27, 2021	10,610,973	37,361	7,717,970	$57,755	18,328,943	$95,116

Exercise of stock options and warrants	184,470	522	—	—	184,470	522

Balance as of March 26, 2022	10,795,443	$37,883	7,717,970	$57,755	18,513,413	95,638

On February 6, 2022, the Company was notified by NYSE American LLC (“NYSE American”) that it was back in compliance with all of the NYSE American continued listing standards set forth in Part 10 of the NYSE American Company Guide (“Company Guide”). As previously reported, on August 13, 2020, the Company was notified by NYSE American that it was not in compliance with the continued listing standards set forth in Section 1003(a)(ii) of the Company Guide. That section applies if a listed company has stockholders’ equity of less than U.S. $4.0 million and has reported losses from continuing operations and/or net losses in three of its four most recent fiscal years. Furthermore, on December 9, 2020, the Company was notified by NYSE American that it was not in compliance with the continued listing standards set forth in Section 1003(a)(i) of the Company Guide. That section applies if a listed company has stockholders’ equity of less than U.S.$2.0 million and has reported losses from continuing operations and/or net losses in two of its three most recent fiscal years. Lastly, on June 25, 2021, the Company was notified by NYSE American that it was not in compliance with the continued listing standards as set forth in Section 1003(a)(iii) of the Company Guide which applies if a listed company has stockholders’ equity of less than U.S. $6.0 million and has reported losses from operations and/or net losses in its five most recent fiscal years.
In accordance with the procedures and requirements of Section 1009 of the Company Guide, the Company submitted its plan of compliance on September 6, 2020 addressing how the Company intends to regain compliance with Section 1003(a)(ii) of the Company Guide. On October 22, 2020, NYSE American notified the Company that it accepted the compliance plan and granted the Company an extension for its continued listing until February 6, 2022 (the “Plan Period”). During the Plan Period, the Company submitted quarterly plan updates for review by the NYSE American, such quarterly updates were all accepted by the NYSE American. At the end of the Plan Period, the Company met the requirement to have stockholders’ equity above U.S. $6.0 million. As a result
,
 the Company received a letter from the NYSE American confirming that the Company regained compliance with Sections 1003(a)(i), (ii) and (iii) of the Company Guide. As at March 26, 2022, the Company has stockholder’s equity of $5.9 million (USD $4.8 million) and net income of $1.4 million (USD $1.1 million), and is thereby compliant with all of the NYSE American continued listing standards set forth in Part 10 of the Company Guide.